CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                April 7, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:               First Trust Exchange-Traded Fund VIII
                        Registration Statement on Form 8-A
                   ---------------------------------------------
Ladies and Gentlemen:

     On behalf of of First Trust TCW Securitized Plus ETF (the "Fund"), a series of First Trust Exchange-Traded Fund VIII (the "Trust"), we enclose herewith for filing pursuant to Section 12(b) of the Securities Exchange Act of 1934, as amended, a Registration Statement of the Trust on Form 8-A covering the Fund's common shares of beneficial interest $0.01, par value per share (the "Shares").

     On April 6, 2020, on behalf of the Fund, the Trust filed with the Securities and Exchange Commission amended Registration Statements on Form N-1A (Registration Nos. 333-210186 and 811-23147) to register the Shares under the Securities Act of 1933, as amended.

     The Shares are being listed on NYSE Arca, Inc. and, accordingly, a copy of the Prospectus, which contains a description of the Shares has been transmitted for filing with NYSE Arca, Inc.

    If you have any questions concerning this filing or require any additional information, please contact me at (312) 845-3484.



                                        Very truly yours,

                                        CHAPMAN AND CUTLER LLP



                                        By: /s/ Morrison C. Warren
                                        ------------------------------
                                              Morrison C. Warren


Enclosure